Schedule of Investments (unaudited)	iShares® MSCI Netherlands ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.5%
PostNL NV	500,523	$1,703,142

Banks — 7.9%
ABN AMRO Bank NV, CVA(a)	289,774	3,383,497
ING Groep NV	2,097,767	23,720,823
Van Lanschot Kempen NV	55,482	1,457,387
		28,561,707
Beverages — 6.6%
Coca-Cola Europacific Partners PLC	124,892	6,635,512
Heineken Holding NV	54,036	4,274,566
Heineken NV	130,160	13,087,987
		23,998,065
Biotechnology — 0.3%
Pharming Group NV(b)(c)	1,255,077	1,032,627

Capital Markets — 0.4%
Flow Traders(a)	42,674	1,339,083

Chemicals — 8.4%
Akzo Nobel NV	107,018	9,315,065
Corbion NV	50,216	1,813,074
Koninklijke DSM NV	96,837	16,307,461
OCI NV(b)	84,121	2,953,779
		30,389,379
Construction & Engineering — 1.9%
Arcadis NV	60,522	2,397,462
Boskalis Westminster	73,746	2,568,800
Ebusco Holding NV, NVS(b)	30,754	781,818
Koninklijke BAM Groep NV(b)	407,959	1,168,994
		6,917,074
Distributors — 0.1%
B&S Group Sarl(a)	62,407	376,437

Diversified Financial Services — 0.0%
SNS Real NV, NVS(c)(d)	63,320	1

Diversified Telecommunication Services — 2.1%
Koninklijke KPN NV	2,039,687	7,424,404

Electric Utilities — 0.1%
Fastned BV(b)(c)	9,004	291,248

Electrical Equipment — 2.1%
Alfen Beheer BV(a)(b)	21,171	2,281,735
Signify NV(a)	85,617	3,413,837
TKH Group NV	38,285	1,861,795
		7,557,367
Energy Equipment & Services — 0.6%
SBM Offshore NV	140,070	2,269,943

Entertainment — 2.5%
Universal Music Group NV	412,264	9,216,646

Equity Real Estate Investment Trusts (REITs) — 1.3%
Eurocommercial Properties NV	60,558	1,551,798
NSI NV	35,210	1,444,352
Vastned Retail NV	22,741	586,491
Wereldhave NV	68,177	1,141,391
		4,724,032
Security	Shares	Value

Food & Staples Retailing — 4.7%
Koninklijke Ahold Delhaize NV	574,408	$15,839,484
Sligro Food Group NV(b)	46,940	1,002,533
		16,842,017
Food Products — 0.6%
JDE Peet's NV	73,782	2,159,114

Health Care Equipment & Supplies — 3.5%
Koninklijke Philips NV	492,879	12,704,764

Hotels, Restaurants & Leisure — 0.5%
Basic-Fit NV(a)(b)(c)	47,088	1,974,110

Household Durables — 0.3%
TomTom NV(b)(c)	132,023	1,089,070

Insurance — 5.1%
Aegon NV	1,112,785	5,924,517
ASR Nederland NV	92,989	4,234,028
NN Group NV	164,018	8,128,991
		18,287,536
Internet & Direct Marketing Retail — 7.4%
Just Eat Takeaway.com NV(a)(b)	125,670	2,796,730
Prosus NV(b)	465,667	24,074,702
		26,871,432
IT Services — 4.6%
Adyen NV(a)(b)	10,808	16,737,974

Leisure Products — 0.4%
Accell Group NV(b)	28,817	1,600,044

Machinery — 0.9%
Aalberts NV	68,176	3,377,976

Metals & Mining — 0.4%
AMG Advanced Metallurgical Group NV	41,403	1,519,745

Oil, Gas & Consumable Fuels — 1.2%
Fugro NV(b)	170,972	2,554,403
Koninklijke Vopak NV	61,228	1,753,634
		4,308,037
Professional Services — 5.9%
Brunel International NV	42,851	500,565
Intertrust NV(a)(b)	93,196	1,936,979
Randstad NV	76,137	4,283,773
Wolters Kluwer NV	146,942	14,498,985
		21,220,302
Semiconductors & Semiconductor Equipment — 25.9%
ASM International NV	27,497	8,525,766
ASML Holding NV	143,330	82,479,967
BE Semiconductor Industries NV	48,367	2,957,495
		93,963,228
Software — 0.1%
CM.Com NV(b)(c)	27,440	454,184

Trading Companies & Distributors — 2.7%
AerCap Holdings NV(b)(c)	85,482	4,226,230
IMCD NV	35,889	5,367,266
		9,593,496

Schedule of Investments (unaudited) (continued)	iShares® MSCI Netherlands ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Transportation Infrastructure — 0.4%
InPost SA(b)	211,592	$1,444,196

Total Common Stocks — 99.4%
(Cost: $418,763,244)		359,948,380

Short-Term Securities

Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.87%(e)(f)(g)	4,016,273	4,016,273
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.72%(e)(f)	270,000	270,000
		4,286,273
Total Short-Term Securities — 1.2%
(Cost: $4,285,657)		4,286,273

Total Investments in Securities — 100.6%
(Cost: $423,048,901)		364,234,653

Liabilities in Excess of Other Assets — (0.6)%		(2,083,185)

Net Assets — 100.0%		$362,151,468

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,087,917	$931,349	(a)	$—	$(3,207)	$214	$4,016,273	4,016,273	$71,430	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	120,000	150,000	(a)	—	—	—	270,000	270,000	207		—
					$(3,207)	$214	$4,286,273		$71,637		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	52	06/17/22	$2,116	$84,719

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

Schedule of Investments (unaudited) (continued)	iShares® MSCI Netherlands ETF
May 31, 2022

Fair Value Measurements (continued)

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$13,580,539	$346,367,840	$1	$359,948,380
Money Market Funds	4,286,273	—	—	4,286,273
	$17,866,812	$346,367,840	$1	$364,234,653
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$84,719	$—	$84,719

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

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